Statement of Cash Flows (USD $) In Millions, unless otherwise specified	12 Months Ended
	Dec. 31, 2012	Dec. 31, 2011	Dec. 31, 2010
Statement of Cash Flows
Net cash provided by operating activities	$ 1,700	$ 2,550	$ 1,038
Net income/(loss)	848	1,475	166
Reconciled to net cash provided by/(used) in operations:
Loss/(profit) on sale of assets, realization of loans, indirect taxes and other	35	27	22
Depreciation, depletion and amortization	794	789	720
Impairment of assets	367	17	91
Deferred taxation	(74)	299	138
Cash utilized for hedge book settlements	0	0	(2,611)
Movement in non-hedge derivatives and bonds	(265)	(196)	2,544
Equity (income)/loss in associates	23	(59)	(40)
Dividends received from associates	79	111	143
Other non cash items	53	29	48
Net increase in provision for environmental rehabilitation, pension and other post-retirement medical benefits	35	189	131
Effect of changes in operating working capital items:
Receivables	(117)	(13)	(153)
Inventories	(324)	(244)	(215)
Accounts payable and other current liabilities	246	126	54
Net cash used in investing activities	(2,651)	(1,603)	(1,887)
Available for sale investments acquired	(6)	(47)	(22)
Held to maturity investments acquired	(91)	(100)	(92)
Associates and equity accounted joint ventures acquired	(2)	(8)	(3)
Contributions to associates and equity accounted joint ventures	(347)	(107)	(41)
Acquisition of subsidiary and loan	(335)	0	0
Additions to property, plant and equipment	(1,758)	(1,393)	(973)
Interest capitalized and paid	(12)	0	0
Expenditure on intangible assets	(79)	(16)	0
Proceeds on sale of mining assets	5	19	69
Proceeds on sale of available for sale investments	0	2	79
Proceeds on redemption of held to maturity investments	86	89	63
Proceeds on disposal of associates and equity accounted joint ventures	20	0	1
Proceeds on disposal of subsidiary	6	9	0
Cash outflows from derivatives purchased	0	0	(984)
Loans receivable advanced	(45)	0	(6)
Loans receivable repaid	0	4	0
Loans advanced to associates and equity accounted joint ventures	(65)	(25)	(3)
Loans repaid by associates and equity accounted joint ventures	1	0	0
Cash of subsidiary acquired	5	0	0
Cash of subsidiary disposed	(31)	(11)	0
Change in restricted cash	(3)	(19)	25
Net cash generated/(used) by financing activities	736	(319)	230
Short-term debt repaid	(2)	(118)	(1,522)
Short-term debt raised	220	9	363
Issuance of stock	2	10	798
Share issue expenses	0	(1)	(20)
Long-term debt repaid	(215)	(150)	(120)
Long-term debt raised	1,212	100	1,953
Debt issue costs	(30)	0	(39)
Acquisition of noncontrolling interests	(215)	0	0
Cash outflows from derivatives with financing	0	0	(1,066)
Dividends paid to common stockholders	(215)	(131)	(67)
Dividends paid to noncontrolling interests	(21)	(38)	(50)
Net increase/(decrease) in cash and cash equivalents	(215)	628	(619)
Effect of exchange rate changes on cash	(5)	(102)	105
Cash and cash equivalents - January 1,	1,112	586	1,100
Cash and cash equivalents - December 31,	892	1,112	586
Cash and cash equivalents of held for sale assets			$ 11